ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average common shares outstanding used in calculating basic earnings per share	1,160,041,813	169,163,555	1,121,158,906	104,954,874
Effect of Series B and C preferred stock			12,000,000
Effect of warrants			17,936,122	12,980,834
Effect of convertible notes payable			11,057,344	633,153,146
Effect of convertible related party management fee and patent liabilities			2,311,276	209,305,971
Weighted average common shares outstanding used in calculating diluted earnings per share			1,164,463,648	960,394,825
Net income as reported			$ 24,930,837	$ 1,899,917
Add - Interest on convertible notes payable			117,649	63,360
Net income available to common stockholders			$ 25,048,486	$ 1,963,277